Term Loan (Narrative) (Details) - Atlantic acquisition [Member] $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Term loans payable	$ 13.6	$ 11
Term loan, interest rate	3.33%	3.33%
Maturity date	June 30, 2024
Principal payment	$ 0.2